Condensed Interim Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 103,833	$ 486,063	$ 3,568,661
Restricted Cash (note 6)	9,476,000
Accounts receivable and prepaid expenses (note 6)	1,208,109	413,443
Accounts receivable		112,630	100,032
Prepaid expenses		300,813	376,925
Short-term deposit (note 3)	1,000,000	68,939
Prepaid mine deposit and acquisition costs (note 5)		2,260,463
Prepaid finance costs		393,640
Total current assets	11,787,942	3,622,548	4,045,618
Non-current assets
Equipment (note 3)	593,588	396,894	435,727
Bunker Hill Mine and mining interests (note 5)	14,805,360	1
Spare parts inventory	341,004
Process plant (note 3)	6,058,694
Right-of-use assets (note 4)		52,353	158,731
Long-term deposit (note 6)			2,068,939
Mining interests (note 6)		1	1
Total assets	33,586,588	4,071,796	6,709,016
Current liabilities
Accounts payable	2,877,593	1,312,062	1,440,837
Accrued liabilities	1,694,461	869,581	214,218
EPA water treatment payable (note 6)	3,847,141	5,110,706	3,136,050
Interest payable (notes 6 and 7)	1,156,195	409,242	162,540
DSU liability (note 12)	363,648	1,531,409	1,110,125
Promissory notes payable (note 7)	1,500,000	2,500,000
EPA cost recovery payable - short-term (note 6)		11,000,000	8,000,000
Current portion of lease liability (note 8)		62,277	114,783
Total current liabilities	11,439,038	22,795,277	14,178,553
Non-current liabilities
Lease liability (note 9)			61,824
Derivative warrant liability (note 9)	4,500,387	15,518,887	24,006,236
Series 1 convertible debenture (note 7)	4,892,435
Series 2 convertible debenture (note 7)	12,710,097
Royalty convertible debenture (note 7)	7,359,776
EPA cost recovery liability - long-term, net of discount (note 6)	7,420,024
Total liabilities	48,321,757	38,314,164	38,246,613
Shareholders’ Deficiency
Preferred shares value
Common shares value	219	164	143
Additional paid-in-capital (note 9)	43,894,878	38,248,618	34,551,133
Shares to be issued
Accumulated other comprehensive income (note 7)	996,636
Deficit accumulated during the exploration stage	(59,626,902)	(72,491,150)	(66,088,873)
Total shareholders’ deficiency	(14,735,169)	(34,242,368)	(31,537,597)
Total shareholders’ deficiency and liabilities	$ 33,586,588	$ 4,071,796	$ 6,709,016